Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Financial Information (Parentheticals) - Parent [Member] - $ / shares	Sep. 30, 2023	Sep. 30, 2022
Condensed Financial Statements, Captions [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	14,006,250	14,006,250
Ordinary shares, shares outstanding	14,006,250	14,006,250